Cash and Cash Equivalents (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Group [Member]
Cash and Cash Equivalents (Details) [Line Items]
Cash and cash equivalents	¥ 4,898,000	¥ 16,046,000